CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF CASH FLOWS
Proceeds from issuance of units, transaction costs	$ 1,859	$ 1,739
Proceeds from at-the-market equity program, transaction costs	$ 92	$ 21